UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Basix Capital, LLC
Address:    One Montgomery Street, Suite 3300
            San Francisco, CA  94104

Form 13F File Number:   28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew P. Spotswood
Title:      Manager
Phone:      415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood          San Francisco, CA       February 12, 2009
            [Signature]       [City, State]                 [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         38

Form 13F Information Table Value Total:         $ 35,425 (x 1000)


List of Other Included Managers:

NONE


NAME OF ISSUER                  TITLE OF   CUSIP        VALUE X1000   SHARES       INV.     OTHER VOTING AUTH
                                CLASS                                              DISC.    MGR
                                                                                                      SOLE
AAR CORP                        COMMON     000361105            1,460       79,300   SOLE               79,300
                                STOCK
AKAMAI TECHNOLOGIES INC         OTC EQ     00971T101              863       57,200   SOLE               57,200
AMERICAN EAGLE OUTFITTERS INC   COMMON     02553E106              682       72,900   SOLE               72,900
NEW                             STOCK
AMPHENOL CORP NEW-CL A          COMMON     032095101            1,391       58,000   SOLE               58,000
                                STOCK
AVNET INC                       COMMON     053807103            1,417       77,800   SOLE               77,800
                                STOCK
BALLY TECHNOLOGIES INC          COMMON     05874B107            1,454       60,500   SOLE               60,500
                                STOCK
BENCHMARK ELECTRONICS INC       COMMON     08160H101              176       13,800   SOLE               13,800
                                STOCK
CHICAGO BRIDGE & IRON CO NV     COMMON     167250109              662       65,900   SOLE               65,900
                                STOCK
COMMERCIAL METALS CO            COMMON     201723103            1,422      119,800   SOLE              119,800
                                STOCK
CONNS INC                       OTC EQ     208242107              170       20,000   SOLE               20,000
CON-WAY INC                     COMMON     205944101            1,075       40,400   SOLE               40,400
                                STOCK
CUMMINS INC                     COMMON     231021106            1,457       54,500   SOLE               54,500
                                STOCK
EMCOR GROUP INC                 COMMON     29084Q100            1,079       48,100   SOLE               48,100
                                STOCK
ESCO TECHNOLOGIES INC           COMMON     296315104              692       16,900   SOLE               16,900
                                STOCK
FMC CORP NEW                    COMMON     302491303              725       16,200   SOLE               16,200
                                STOCK
FOSTER WHEELER LTD  NEW         OTC EQ     G36535139              669       28,600   SOLE               28,600
GENERAL CABLE CORP-DEL NEW      COMMON     369300108              354       20,000   SOLE               20,000
                                STOCK
GOODRICH CORPORATION  (FRM B F  COMMON     382388106              714       19,300   SOLE               19,300
GOODRICH CO)                    STOCK
H B FULLER & CO                 COMMON     359694106              736       45,700   SOLE               45,700
                                STOCK
HARRIS CORP-DEL                 COMMON     413875105            1,058       27,800   SOLE               27,800
                                STOCK
HEARTLAND EXPRESS INC           OTC EQ     422347104            1,069       67,800   SOLE               67,800
HUMANA INC                      COMMON     444859102              861       23,100   SOLE               23,100
                                STOCK
INTERNATIONAL  RECTIFIER CORP   COMMON     460254105            1,057       78,300   SOLE               78,300
                                STOCK
INVACARE CORP                   COMMON     461203101            1,401       90,300   SOLE               90,300
                                STOCK
JABIL CIRCUIT INC               COMMON     466313103            1,453      215,300   SOLE              215,300
                                STOCK
JACOBS ENGINEERING GROUP INC    COMMON     469814107              707       14,700   SOLE               14,700
                                STOCK
LIFE TECH CORP                  OTC EQ     53217V109            1,378       59,100   SOLE               59,100
MANITOWOC COMPANY INC           COMMON     563571108              359       41,500   SOLE               41,500
                                STOCK
MASTEC INC                      COMMON     576323109              732       63,200   SOLE               63,200
                                STOCK
MOHAWK INDUSTRIES INC           COMMON     608190104              881       20,500   SOLE               20,500
                                STOCK
PACTIV CORPORATION              COMMON     695257105              348       14,000   SOLE               14,000
                                STOCK
REGIONAL BK HOLDRS TR           COMMON     75902E100            1,414       18,700   SOLE               18,700
DEPOSITARY RCPT                 STOCK
RTI INTERNATIONAL METALS INC    COMMON     74973W107            1,085       75,800   SOLE               75,800
                                STOCK
SILVER WHEATON CORP             COMMON     828336107              686      105,700   SOLE              105,700
                                STOCK
SYNOPSYS INC                    OTC EQ     871607107            1,389       75,000   SOLE               75,000
THOMAS & BETTS CORP             COMMON     884315102            1,103       45,900   SOLE               45,900
                                STOCK
TITAN INTERNATIONAL INC.        COMMON     88830M102              562       68,100   SOLE               68,100
                                STOCK
YAMANA GOLD INC                 COMMON     98462Y100              685       88,700   SOLE               88,700
                                STOCK



Q:\EDGAR EasePlus\6127-002 Basix\basix 13f 12-31-08\basix13f-4th08.rtf